Loans and Allowance for Credit Losses (Key Economic Assumptions Used in Measuring the Fair Value of the Senior Beneficial Interests) (Details)	Mar. 31, 2011	Mar. 31, 2010
Loans and Allowance for Credit Losses
One month forward rate minimum	(0.22%)	(0.20%)
One month forward rate maximum	0.79%	0.90%
Credit spread minimum	2.80%	3.11%
Credit spread maximum	7.20%	7.89%